Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2025
Accounting Policies [Abstract]
Exchange Rates of Key Currencies	The exchange rates of key currencies were as follows:

(USD equivalent for one)	Closing rate at December 31,		Annual average rate
	2025	2024	2025	2024	2023

Euro (EUR)	1.1750	1.0389	1.1296	1.0821	1.0814
Pound Sterling (GBP)	1.3466	1.2529	1.3179	1.2782	1.2435
Swiss Franc (CHF)	1.2615	1.1038	1.2059	1.1362	1.1133
Japanese Yen (JPY)	0.0064	0.0064	0.0067	0.0066	0.0071
Chinese Yuan (CNY)	0.1428	0.1370	0.1391	0.1390	0.1413

Cash and Cash Equivalents	Cash and cash equivalents as of December 31,
2025 and 2024 were as follows:

(in thousands)	2025	2024

Cash at bank and on hand	$136,543	$92,705
Money market funds	647,809	399,917
Short-term bank deposits	54,653	170,933
Cash and cash equivalents	$839,005	$663,555

Changes in the Allowance for Credit Losses on Accounts Receivable	The changes in the allowance for credit losses on accounts receivable and loans and other receivables for the years ended
December 31, 2025, 2024 and 2023 are as follows:

(in thousands)	Accounts receivable			Loans and other receivables
	2025	2024	2023	2025	2024	2023

Balance at beginning of year	$18,226	$17,296	$22,880	$44	$53	$10,598
Provisions for expected credit losses	1,143	4,204	(2,873)	—	(5)	5
Deductions from allowance	(633)	(2,148)	(2,378)	—	—	(10,552)
Currency translation adjustments and other	802	(1,126)	(333)	9	(4)	2
Balance at end of year	$19,538	$18,226	$17,296	$53	$44	$53

Inventories	Inventories consisted of the following as of December 31, 2025 and 2024:

(in thousands)	2025	2024

Raw materials	$54,163	$52,770
Work in process	78,419	72,675
Finished goods	169,306	153,811
Total inventories, net	$301,888	$279,256